Related-party Transactions (Details 8) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Administration and other income		$ 28,429	$ 23,557	$ 28,558
Associates [member]
Disclosure of transactions between related parties [line items]
Administration and other income		18,580	14,311	15,083
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Administration and other income		1,060	0	8,301
Others [member]
Disclosure of transactions between related parties [line items]
Administration and other income	[1]	$ 8,789	$ 9,246	$ 5,174

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.